Related Party Transactions - Schedule of Key Management Personnel for Employment Services (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Officers [Member]
Officers:
Payroll and other short-term benefits			$ 32,533
Consulting fees	422,522	410,066	453,519
Share based compensation	185,843	124,808	772,786
key management personnel compensation	608,365	534,874	1,258,838
Directors [Member]
Officers:
Directors’ fees and payroll	242,603	182,261	124,746
Share based compensation	296,728	121,981	43,485
key management personnel compensation	$ 539,331	$ 304,242	$ 168,231